Subsequent Events (Details) (USD $)	0 Months Ended	3 Months Ended	0 Months Ended	1 Months Ended	3 Months Ended	0 Months Ended
	Feb. 12, 2014	Mar. 31, 2014	Apr. 01, 2014 Subsequent Event [Member]	May 20, 2014 Subsequent Event [Member]	Mar. 31, 2014 Subsequent Event [Member]	Feb. 11, 2014 Subsequent Event [Member] Kodiak Capital Group, LLC [Member]
Subsequent Event [Line Items]
Number of common stock shares issued	147,058		1,810,000		990,000
Gross proceeds received on common stock issued	$ 73,529	$ 555,000	$ 905,000		$ 495,000
Stock issuance price per share		$ 0.50			$ 0.50
Purchase of common stock shares			50,000		700,000
Received additional cash deposits			25,000	75,000	350,000
Equity method investment						$ 5,000,000
Stock issued for investment commitment fee						147,058